Staff numbers and costs	12 Months Ended
Mar. 31, 2018
Staff numbers and costs
Staff numbers and costs

17.         Staff numbers and costs

The average weekly number of staff, including the Executive Director, during the year, analysed by category, was as follows:

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2018	2017	2016
Flight and cabin crew	12,334	11,150	9,777
Sales, operations, management and administration	1,469	1,288	1,149
	13,803	12,438	10,926

At March 31, 2018 the company had a team of 14,583 aviation professionals (2017: 13,026; 2016: 11,458).

The aggregate payroll costs of these persons were as follows:

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2018	2017	2016
	€M	€M	€M
Staff and related costs	701.5	599.5	551.9
Social welfare costs	24.8	23.0	23.1
Other pension costs (a)	5.8	4.8	4.5
Share based payments (b)	6.4	5.7	5.9
	738.5	633.0	585.4

(a)

Costs in respect of defined-contribution benefit plans and other pension arrangements were €5.8 million in 2018 (2017: €4.8 million; 2016: €4.2 million) while costs associated with the defined benefit plans included here were  €nil million in 2018 (2017: €nil million; 2016: €0.3 million). (See Note 20 to the consolidated financial statements).

(b)

In the year ended March 31, 2018 the charge in the income statement of €6.4 million for share based compensation comprises a charge for the fair value of various share options granted, which are being recognised in the income statement in accordance with services rendered.